Organization and Principal Activities (Tables)	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]

The following amounts and balances of Shanghai Zunyi were included in the Group’s unaudited condensed consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31, 2015	As of September 30, 2016
	RMB	RMB
Cash	5,269	12,623
Accounts receivable	—	6,634
Inventories	50,394	7,369
Advance to suppliers	646	2,253
Amounts due from related parties	15,741	24,887
Prepayments and other current assets	9,410	5,659
Investment in cost method of investee	—	6,750
Property and equipment, net	42	63
Intangible assets	—	85
Other non-current assets	115	669
Total assets	81,617	66,992
Accounts payable	1,783	1,998
Accrued expenses and other current liabilities	45,078	27,715
Total Liabilities	46,861	29,713

	For the Nine Months Ended September 30,
	2015	2016
	RMB	RMB
Net revenues	77,185	57,043
Operating expenses	(92,673)	(59,239)
Net loss	(15,502)	(2,186)
Net cash (used in) provided by operating activities	(445)	14,170
Net cash used in investing activities	(48)	(6,816)
Net cash provided by financing activities	—	—